Class A C F I I And Class I S [Member] Average Annual Total Returns - Class A, C, FI, I and Class IS		12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%		2.34%
Bloomberg Municipal 3 Year (2-4) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.11%	1.29%		1.64%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	0.89%		1.27%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	0.89%		1.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.06%	1.09%		1.33%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	1.00%		1.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	1.54%		1.64%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	1.60%	1.81%
Performance Inception Date				Sep. 15, 2017

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg Municipal Bond Index was 2.18%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg Municipal 3 Year (2-4) Index was 1.66%.